Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents (Note 6)	R$ 1,169,136	R$ 762,319
Short-term investments (Note 7)	517,423	1,036,148
Restricted investments (Note 8)		8,808
Trade and other receivables (Note 9)	1,069,056	914,428
Inventories (Note 10)	200,145	150,393
Taxes recoverable	283,841	112,891
Derivative financial instruments (Note 21)	6,654	10,345
Prepaid expenses (Note 11)	163,829	109,784
Other current assets	111,714	199,225
Total current assets	3,521,798	3,304,341
Non-current assets
Long-term investments (Note 21)	1,287,781	835,957
Security deposits and maintenance reserves (Note 13)	1,546,720	1,259,127
Derivative financial instruments (Note 21)	588,726	410,477
Prepaid expenses (Note 11)	21,683	4,472
Other non-current assets	520,723	215,707
Property and equipment (Note 14)	3,289,219	3,325,535
Goodwill and intangible assets (Note 15)	1,016,556	961,000
Total non-current assets	8,271,408	7,012,275
Total assets	11,793,206	10,316,616
Current liabilities
Loans and financing (Note 17)	335,051	568,234
Accounts payable	1,166,291	953,534
Accounts payable - Forfaiting	162,778
Air traffic liability (Note 18)	1,672,452	1,287,434
Salaries, wages and benefits	244,008	246,336
Insurance premiums payable	34,999	24,411
Taxes payable	56,999	44,418
Federal tax installment payment program	9,749	9,772
Derivative financial instruments (Note 21)	180,975	48,522
Other current liabilities	193,492	151,696
Total current liabilities	4,056,794	3,334,357
Non-current liabilities
Loans and debentures (Note 17)	3,370,971	2,921,653
Derivative financial instruments (Note 21)	260,019	378,415
Deferred income taxes (Note 16)	443,894	326,911
Federal tax installment payment program	95,705	105,431
Provision for tax, civil and labor risk (Note 27)	80,984	73,198
Other non-current liabilities	321,139	343,041
Total non-current liabilities	4,572,712	4,148,649
Equity
Issued capital (Note 19)	2,209,415	2,163,377
Capital reserve	1,918,373	1,898,926
Treasury shares (Note 19)	(10,550)	(2,745)
Other comprehensive loss (Note 19)	(117,324)	(11,192)
Accumulated losses	(836,214)	(1,214,756)
Total equity	3,163,700	2,833,610
Total liabilities and equity	R$ 11,793,206	R$ 10,316,616